PROPERTY AND EQUIPMENT, NET - Additional Information (Details)	12 Months Ended
	Jun. 30, 2023 CNY (¥)	Jun. 30, 2023 USD ($)	Jun. 30, 2022 CNY (¥)	Jun. 30, 2021 CNY (¥)
PROPERTY AND EQUIPMENT, NET
Depreciation expenses	¥ 2,983,586	$ 411,456	¥ 2,611,854	¥ 2,773,122
Impairment for long-lived assets	174,150	24,017	0	768,312
Loss from property and equipment disposal	¥ (12,782)	$ (1,763)	¥ 48,628	¥ 19,590